Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 4,101	$ 3,183
Restricted deposits	29	34
Trade receivables, net of allowance for credit losses of $0 and $380 as of December 31, 2024 and 2023		278
Prepaid expenses and other receivables	604	467
Inventory	1,568	607
TOTAL CURRENT ASSETS	6,302	4,569
NON-CURRENT ASSETS:
Restricted deposits	86	85
Operating lease right-of-use assets, net	560	1,144
Property, plant and equipment	4,892	4,563
Investment in joint venture	74
Other asset		233
TOTAL NON-CURRENT ASSETS	5,612	6,025
TOTAL ASSETS	11,914	10,594
CURRENT LIABILITIES:
Trade payables	276	321
Deferred revenue	387	387
Other payables	1,632	1,401
Current maturities of operating lease liabilities	501	611
TOTAL CURRENT LIABILITIES	2,796	2,720
NON-CURRENT LIABILITIES:
European Investment Bank (“EIB”) Loan	4,303	4,461
Share based payment liability	300
Warrants’ liability	10
Operating lease liabilities	19	533
TOTAL NON-CURRENT LIABILITIES	4,632	4,994
COMMITMENTS
TOTAL LIABILITIES	7,428	7,714
SHAREHOLDERS’ EQUITY:
Ordinary Shares	124	124
Additional paid in capital	108,615	100,237
Foreign currency cumulative translation reserve	(2,053)	(2,053)
Accumulated deficit	(102,200)	(95,428)
TOTAL SHAREHOLDERS’ EQUITY	4,486	2,880
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 11,914	$ 10,594